SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023
Stockholders Equity Note [Line Items]
Share-based compensation cost		$ 63,166	$ 51,243
Options granted	[1]	32,802
Number of ordinary shares reserved and available for grant and issuance		9,026,219			7,847,149
Share-based compensation		$ 63,814	$ 52,199
Shares reserved for issuance under ESPP		1,193,972			1,233,812
Ordinary shares repurchased under ESPP		39,840	42,468
Ordinary shares at average prices per share		$ 150.1	$ 93.68
Stock based compensation expense		$ 2,320	$ 2,081
Co-CEO
Stockholders Equity Note [Line Items]
Options granted		22,481	74,108	73,074
2017 share option plan
Stockholders Equity Note [Line Items]
Weighted-average grant-date fair value of options granted		$ 217.99	$ 86.24
Intrinsic value of options exercised		$ 136,250	$ 67,487
Unamortized share-based compensation expense		$ 173,557	$ 132,470
Weighted average period for cost expected to be recognized		1 year 10 months 2 days	1 year 9 months 21 days
2021 plan
Stockholders Equity Note [Line Items]
Unrecognized compensation cost related to unvested restricted share units		$ 156,611	$ 94,770
Weighted average period for cost expected to be recognized		1 year 10 months 13 days
Restricted Stock Units (RSUs)
Stockholders Equity Note [Line Items]
Options granted	[2]	616,182
Weighted-average grant-date fair value of options granted	[2]	$ 201.98
Restricted Stock Units (RSUs) | Co-CEO
Stockholders Equity Note [Line Items]
Options granted		48,129	22,928

[1]	Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, and 22,481 in 2024, as applicable.
[2]	Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023, and 48,129 to the Company’s Co-CEOs and several executives in 2024.